Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciles Cash, Cash Equivalents, and Restricted Cash

The Company reconciles cash, cash equivalents, and restricted cash reported in its unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s unaudited condensed consolidated statements of cash flows as follows (in thousands):

	As of
	September 28, 2025	December 29, 2024
Cash and cash equivalents	$5,072	$13,378
Restricted cash	3,841	3,841
Total cash, cash equivalents and restricted cash	$8,913	$17,219
The Company reconciles cash, cash equivalents, and restricted cash reported in its consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s consolidated statements of cash flows as follows (in thousands):
	As of
	December 29,	December 31,
	2024	2023
Cash and cash equivalents	$13,378	$2,593
Restricted cash	3,841	3,823
Total cash, cash equivalents, and restricted cash	$17,219	$6,416

Schedule of Allowance for Credit Losses

The following table summarizes the allowance for credit loss activity as of and for the periods ended (in thousands):

	Thirty-Nine Weeks Ended
	September 28,	September 29,
	2025	2024
Balance at beginning of year	$(1,701)	$(9,846)
Provision charged to earnings	(4,159)	(4,204)
Amounts written off, net of recoveries and other adjustments	1,048	1,041
Balance at end of period	$(4,812)	$(13,009)

The following table summarizes the allowance for credit losses as follows (in thousands):

	As of
	December 29,	December 31,
	2024	2023
Balance at beginning of period	$(9,846)	$(4,812)
Provision charged to earnings	(9,132)	(5,083)
Amounts written off, net of recoveries and other adjustments	17,277	49
Balance at end of period	$(1,701)	$(9,846)

Schedule of Contract Assets and Contract Liabilities Balances	Total contract liabilities balances as of the respective dates are as follows (in thousands):
	As of
	September 28,	December 29,
	2025	2024
Contract liabilities current and noncurrent	(11,426)	(10,921)
Total contract assets and contract liabilities balances as of the respective dates are as follows (in thousands):
	As of
	December 29,	December 31,
	2024	2023
Contract assets	$26,066	$-
Contract liabilities current and noncurrent	10,921	3,478

Schedule of Revenue Recognized

Refer to the table below for the Company’s revenue recognized (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 28, 2025	September 29, 2024	September 28, 2025	September 29, 2024
Residential Solar Installation
Revenue recognized over time	$38,579	$5,536	$114,097	$20,068
Total Residential Solar Installation	38,579	5,536	114,097	20,068

New Homes Business
Revenue recognized over time	9,443	—	40,075	—
Revenue recognized at a point in time	17,673	—	61,787	—
Total New Homes Business	27,116	—	101,862	—

Sunder
Revenue recognized at a point in time	4,310	—	4,310	—
Total Sunder	4,310	—	4,310	—
Total revenue	$70,005	$5,536	$220,269	$20,068

Total revenue recognized over time	$48,022	$5,536	$154,172	$20,068
Total revenue recognized at a point in time	21,983	—	66,097	—

Refer to the table below for the Company’s revenue recognized (in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Residential Solar Installations
Revenue recognized over time	$67,460	$84,858
Revenue recognized at a point in time	-	2,758
Total Residential Solar Installations	67,460	87,616

New Homes Business
Revenue recognized over time	32,205	-
Revenue recognized at a point in time	9,077	-
Total New Homes Business	41,282	-
Total revenue	$108,742	$87,616

Schedule of Components of Prepaid Expenses and Other Current Assets

The following table summarizes the components of prepaid expenses and other current assets:

	As of
	September 28,	December 29,
	2025	2024
Deferred costs	$20,737	$3,759
Other	93	4,447
Total prepaid expenses and other current assets	$20,830	$8,206

Schedule of Estimated Useful Lives of the Assets	Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:
Useful Lives
Manufacturing equipment	1 - 3 years
Internal-use software	3 - 5 years
Furniture & equipment	3 - 5 years
Leasehold improvements	Shorter of 3 to 5 years of the asset or the term of the lease.

Schedule of Intangible Assets of Estimated Useful Life	All intangible assets that have been determined to have definite lives are amortized over their estimated useful life as indicated below:
Useful Lives
Trademarks	10 years
Developed technology	3 years